HSBC Holdings statement of changes in equity (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	May 03, 2022	Feb. 28, 2022	Oct. 31, 2021	Oct. 26, 2021
Dividends paid on ordinary shares per share (in dollars per share)		$ 0.27	$ 0.22
Total equity		$ 196,028,000,000	$ 206,777,000,000	$ 192,668,000,000
Authorized amount for share buy-back program						$ 1,000,000,000.0	$ 2,000,000,000
Transfers	[1]	$ 0	$ 0
Treasury shares
Number of shares outstanding		554,452,437	558,397,704
Retained earnings
Total equity	[2],[3]	$ 152,068,000,000	$ 144,458,000,000	136,679,000,000
Transfers	[1],[2],[3]	$ (2,499,000,000)	$ (3,065,000,000)
HSBC Holdings
Dividends paid on ordinary shares per share (in dollars per share)		$ 0.27	$ 0.22
Total equity		$ 153,108,000,000	$ 150,330,000,000	145,044,000,000
Transfers	[4]	0	0
HSBC Holdings | HSBC Overseas Holdings (UK) Limited
Impairment loss		$ 2,499,000,000	$ 3,065,000,000
HSBC Holdings | Treasury shares
Number of shares outstanding		331,874,221	329,871,829
Total equity		$ 2,615,000,000	$ 2,542,000,000
HSBC Holdings | Retained earnings
Total equity	[5]	67,996,000,000	65,116,000,000	62,484,000,000
Transfers	[4],[5]	$ (2,499,000,000)	$ (3,065,000,000)
Subsidiaries' repayment of capital invested				$ 1,650,000,000
October 2021 share buy back program | HSBC Holdings
Authorized amount for share buy-back program								$ 2,000,000,000
May 2022 Share Buy Back Program | HSBC Holdings
Authorized amount for share buy-back program					$ 1,000,000,000

[1]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2020, an impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings. During 2022 and 2021, part-reversals of these impairments resulted in transfers from retained earnings back to the merger reserve of $2,499m and $3,065m respectively.
[2]	At 31 December 2022, retained earnings included 554,452,437 treasury shares (2021: 558,397,704; 2020: 509,825,249). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2022, a part-reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m (2021: $3,065m). At 31 December 2020, an additional impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[5]	At 31 December 2022, retained earnings included 331,874,221 ($2,615m) treasury shares (2021: 329,871,829 ($2,542m); 2020: 326,766,253 ($2,521m)).